CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Retained Earnings [Member]	Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deferred Compensation Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 11,282	$ 11,836	$ 0	$ (108)	$ (542)	$ (1,163)	$ 21,305
Balance (in shares) at Dec. 31, 2008	1,136,397
Comprehensive income:
Net income		1,101					1,101
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	942	0	0	942
Total comprehensive income							2,043
Cash dividends	0	(659)	0	0	0	0	(659)
Shares acquired: deferred compensation	75	0	0	0	(75)	0	0
Shares divested: deferred compensation	(123)	0	0	0	123	0	0
Restricted shares awarded	26	0	(26)	0	0	0	0
Restricted shares awarded (in shares)	2,100
Stock-based compensation expense	6	0	0	0	0	0	6
Balance at Dec. 31, 2009	11,266	12,278	(26)	834	(494)	(1,163)	22,695
Balance (in shares) at Dec. 31, 2009	1,138,497
Comprehensive income:
Net income		2,323					2,323
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	(297)	0	0	(297)
Total comprehensive income							2,026
Cash dividends	0	(481)	0	0	0	0	(481)
Shares acquired: deferred compensation	22	0	0	0	(22)	0	0
Shares divested: deferred compensation	(7)	0	0	0	7	0	0
Restricted shares awarded	24	0	(24)	0	0	0	0
Restricted shares awarded (in shares)	1,850
Stock-based compensation expense	18	0	14	0	0	0	32
Issuance of treasury stock for deferred compensation plan	117	(184)	0	0	(117)	301	117
Issuance of treasury stock for deferred compensation plan (in shares)	10,998
Balance at Dec. 31, 2010	11,440	13,936	(36)	537	(626)	(862)	24,389
Balance (in shares) at Dec. 31, 2010	1,151,345
Comprehensive income:
Net income		2,779					2,779
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	230	0	0	230
Total comprehensive income							3,009
Cash dividends	0	(562)	0	0	0	0	(562)
Shares divested: deferred compensation	(12)	0	0	0	12	0	0
Restricted shares awarded	65	0	(65)	0	0	0	0
Restricted shares awarded (in shares)	3,750
Stock-based compensation expense	25	0	25	0	0	0	50
Issuance of treasury stock under stock option plans	0	(12)	0	0	0	22	10
Issuance of treasury stock under stock option plans (in shares)	800
Issuance of treasury stock for deferred compensation plan	103	(83)	0	0	(103)	186	103
Issuance of treasury stock for deferred compensation plan (in shares)	6,830
Balance at Dec. 31, 2011	$ 11,621	$ 16,058	$ (76)	$ 767	$ (717)	$ (654)	$ 26,999
Balance (in shares) at Dec. 31, 2011	1,162,725